UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-3334
CALVERT SOCIAL INVESTMENT FUND
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (301) 951-4800
Date of fiscal year end: September 30
Date of reporting period: Third quarter ended June 30, 2005

Item 1. Schedule of Investments.
CALVERT SOCIAL INVESTMENT FUND ENHANCED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2005

EQUITY SECURITIES - 99.5%	Shares	Value
Aerospace - 0.1%
AAR Corp.*	5,700	$89,547

Air Transportation - 0.1%
FedEx Corp.	1,200	97,212

Auto Parts — Original Equipment - 0.5%
Autoliv, Inc.	8,700	381,060

Banks — New York City - 2.1%
JP Morgan Chase & Co.	43,884	1,549,983

Banks — Outside New York City - 8.0%
Bank of America Corp.	48,670	2,219,839
BB&T Corp.	2,500	99,925
KeyCorp Ltd.	8,300	275,145
US Bancorp	32,100	937,320
Wachovia Corp.	30,500	1,512,800
Wells Fargo & Co.	13,900	855,962

		5,900,991

Biotechnology — Research & Production - 2.2%
Amgen, Inc.*	15,200	918,992
Invitrogen Corp.*	8,300	691,307

		1,610,299

Building Materials - 0.4%
Masco Corp.	9,600	304,896

Chemicals - 0.8%
Airgas, Inc.	800	19,736
Praxair, Inc.	5,400	251,640
Sigma-Aldrich Corp.	5,200	291,408

		562,784

Communications & Media - 2.0%
Time Warner, Inc.*	86,200	1,440,402

Communications Technology - 2.9%

EQUITY SECURITIES - 99.5%	Shares	Value
Cisco Systems, Inc.*	72,900	1,393,119
CommScope, Inc.*	26,200	456,142
Qualcomm, Inc.	9,600	316,896

		2,166,157

Computer — Services, Software & Systems - 4.2%
Adobe Systems, Inc.	6,800	194,616
Compuware Corp.*	16,300	117,197
Microsoft Corp.	95,100	2,362,284
Trizetto Group, Inc.*	4,900	68,649
Veritas Software Corp.*	15,600	380,640

		3,123,386

Computer Technology - 5.2%
Apple Computer, Inc.*	5,200	191,412
Dell, Inc.*	39,000	1,540,890
EMC Corp.*	12,800	175,488
Hewlett-Packard Co.	9,800	230,398
International Business Machines Corp.	22,600	1,676,920

		3,815,108

Consumer Electronics - 0.2%
Yahoo!, Inc.*	5,200	180,180

Consumer Products - 2.4%
American Greetings Corp.	1,300	34,450
Gillette Co.	5,600	283,528
Kimberly-Clark Corp.	16,700	1,045,253
Toro Co.	10,200	393,822

		1,757,053

Containers & Packaging — Paper & Plastic - 0.0%
Sealed Air Corp.*	100	4,979

Diversified Financial Services - 3.4%
American Express Co.	25,800	1,373,334
CIT Group, Inc.	1,700	73,049
Goldman Sachs Group, Inc.	10,300	1,050,806

		2,497,189

Diversified Materials & Processing - 0.2%
Armor Holdings, Inc.*	3,800	150,518
Valhi, Inc.	1,500	26,250

		176,768

Diversified Production - 1.1%
Danaher Corp.	13,900	727,526
Dover Corp.	2,600	94,588

		822,114

EQUITY SECURITIES - 99.5%	Shares	Value
Drug & Grocery Store Chains - 0.2%
Supervalu, Inc.	4,500	146,745

Drugs & Pharmaceuticals - 6.7%
Cardinal Health, Inc.	8,050	463,519
Johnson & Johnson	33,300	2,164,500
Pfizer, Inc.	84,800	2,338,784

		4,966,803

Electrical Equipment & Components - 0.3%
Molex, Inc.	8,400	218,736

Electronic Equipment & Components - 0.1%
Cooper Industries Ltd.	1,400	89,460

Electronics — Medical Systems - 1.1%
Medtronic, Inc.	15,600	807,924

Electronics — Semiconductors / Components - 3.5%
Intel Corp.	80,700	2,103,042
Jabil Circuit, Inc.*	10,400	319,592
Texas Instruments, Inc.	6,000	168,420

		2,591,054

Energy Miscellaneous - 1.1%
Veritas DGC, Inc.*	28,100	779,494

Finance Companies - 0.3%
Capital One Financial Corp.	2,300	184,023

Financial Data Processing Services - 2.7%
Automatic Data Processing, Inc.	26,700	1,120,599
CompuCredit Corp.*	4,200	143,976
First Data Corp.	17,300	694,422
SunGard Data Systems, Inc.*	1,400	49,238

		2,008,235

Financial Miscellaneous - 2.1%
AMBAC Financial Group, Inc.	1,100	76,736
Fannie Mae	11,400	665,760
Freddie Mac	1,600	104,368
MBNA Corp.	15,700	410,712
Nationwide Financial Services, Inc.	1,800	68,292
Providian Financial Corp.*	11,900	209,797

EQUITY SECURITIES - 99.5%	Shares	Value
		1,535,665

Foods - 2.0%
General Mills, Inc.	5,300	247,987
Hershey Foods Corp.	9,000	558,900
Kellogg Co.	15,400	684,376

		1,491,263

Forest Products - 0.5%
Weyerhaeuser Co.	5,500	350,075

Healthcare Management Services - 0.8%
Caremark Rx, Inc.*	7,100	316,092
IMS Health, Inc.	10,300	255,131

		571,223

Healthcare Services - 3.2%
Express Scripts, Inc.*	8,200	409,836
McKesson Corp.	13,000	582,270
WellPoint, Inc.*	19,800	1,378,872

		2,370,978

Home Building - 1.7%
NVR, Inc.*	1,500	1,215,000

Household Equipment & Products - 1.3%
Black & Decker Corp.	10,300	925,455

Identification Control & Filter Devices - 0.3%
Parker Hannifin Corp.	4,000	248,040

Insurance — Life - 1.7%
Jefferson-Pilot Corp.	1,700	85,714
Phoenix Co.’s, Inc.	4,600	54,740
Principal Financial Group	16,900	708,110
Prudential Financial, Inc.	6,400	420,224

		1,268,788

Insurance — Multi-Line - 2.5%
Aflac, Inc.	6,200	268,336
Cigna Corp.	11,800	1,262,954
Hartford Financial Services Group, Inc.	900	67,302
Lincoln National Corp.	3,800	178,296
Safeco Corp.	1,000	54,340
UnumProvident Corp.	100	1,832

		1,833,060

EQUITY SECURITIES - 99.5%	Shares	Value

Insurance — Property & Casualty - 1.8%
21st Century Insurance Group	4,200	62,328
Chubb Corp.	6,700	573,587
Commerce Group, Inc.	7,000	434,770
Progressive Corp.	2,700	266,787

		1,337,472

Leisure Time - 0.3%
Vail Resorts, Inc.*	7,700	216,370

Machinery — Construction & Handling - 0.5%
Terex Corp.*	9,400	370,360

Machinery — Industrial / Specialty - 1.1%
Illinois Tool Works, Inc.	9,370	746,602
Nordson Corp.	1,300	44,564

		791,166

Machinery — Oil Well Equipment & Services - 0.9%
Cal Dive International, Inc.*	400	20,948
Cooper Cameron Corp.*	2,900	179,945
Smith International, Inc.	6,900	439,530

		640,423

Medical & Dental — Instruments & Supplies - 0.8%
Becton Dickinson & Co.	5,500	288,585
St. Jude Medical, Inc.*	1,200	52,332
Stryker Corp.	5,000	237,800

		578,717

Medical Services - 0.1%
Coventry Health Care, Inc.*	1,250	88,437

Multi-Sector Companies - 1.0%
3M Co.	10,400	751,920

Office Furniture & Business Equipment - 0.2%
Xerox Corp.*	9,200	126,868

Oil — Crude Producers - 3.5%
Cimarex Energy Co.*	4,100	159,531
EOG Resources, Inc.	22,100	1,255,280
Pioneer Natural Resources Co.	15,700	660,656
XTO Energy, Inc.	15,942	541,869

		2,617,336

EQUITY SECURITIES - 99.5%	Shares	Value
Photography - 0.2%
Eastman Kodak Co.	4,600	123,510

Publishing — Miscellaneous - 1.3%
McGraw-Hill Co.’s, Inc.	21,900	969,075

Publishing — Newspapers - 0.1%
New York Times Co.	1,700	52,955

Radio & Television Broadcasters - 0.2%
Gray Television, Inc.	9,200	110,952

Real Estate Investment Trust - 0.3%
Equity Office Properties Trust	6,500	215,150

Restaurants - 0.9%
CKE Restaurants, Inc.	13,600	189,312
Darden Restaurants, Inc.	13,700	451,826

		641,138

Retail - 5.9%
Barnes & Noble, Inc.*	4,100	159,080
Costco Wholesale Corp.	8,000	358,560
Dollar General Corp.	1,800	36,648
Gap, Inc.	42,425	837,894
Home Depot, Inc.	35,900	1,396,510
Lowe’s Co.’s, Inc.	6,600	384,252
Nordstrom, Inc.	7,600	516,572
Saks, Inc.*	600	11,382
ShopKo Stores, Inc.*	100	2,431
Staples, Inc.	24,050	512,746
Target Corp.	2,100	114,261

		4,330,336

Savings & Loans - 1.6%
Downey Financial Corp.	7,900	578,280
Washington Mutual, Inc.	15,000	610,350

		1,188,630

Securities Brokers & Services - 0.0%
Charles Schwab Corp.	2,700	30,456

Shoes - 0.3%
Timberland Co.*	6,500	251,680

Soaps & Household Chemicals - 2.0%
Colgate-Palmolive Co.	1,100	54,901
Procter & Gamble Co.	27,400	1,445,350

EQUITY SECURITIES - 99.5%	Shares	Value

		1,500,251

Transportation Miscellaneous - 0.3%
United Parcel Service, Inc., Class B	2,700	186,732

Utilities — Cable, Television, & Radio - 0.8%
Cablevision Systems Corp.*	1,400	45,080
Comcast Corp.*	18,200	558,740

		603,820

Utilities — Electrical - 1.6%
Black Hills Corp.	400	14,740
Cleco Corp.	12,600	271,782
Duquesne Light Holdings, Inc.	500	9,340
Hawaiian Electric Industries, Inc.	2,700	72,387
IDACORP, Inc.	6,200	189,906
NiSource, Inc.	5,000	123,650
OGE Energy Corp.	10,400	300,976
Sierra Pacific Resources Corp.*	10,600	131,970
Unisource Energy Corp.	1,900	58,425

		1,173,176

Utilities — Gas Distribution - 2.1%
Energen Corp.	8,100	283,905
Kinder Morgan, Inc.	13,000	1,081,600
Oneok, Inc.	4,900	159,985

		1,525,490

Utilities — Telecommunications - 3.8%
Bellsouth Corp.	42,300	1,123,911
Centennial Communications Corp.*	3,100	43,028
Nextel Communications, Inc.*	2,800	90,468
SBC Communications, Inc.	66,038	1,568,402

		2,825,809

Total Investments (Cost $64,967,484) - 99.5%		73,330,358
Other assets and liabilities, net - 0.5%		399,772

Net Assets - 100%		$73,730,130

*	Non-income producing security.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT SOCIAL INVESTMENT FUND EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2005

EQUITY SECURITIES - 98.6%	Shares	Value
Advertising Agencies - 1.5%
Omnicom Group, Inc.	225,000	$17,968,500

Banks — Outside New York City - 2.2%
Synovus Financial Corp.	900,000	25,803,000

Biotechnology — Research & Production - 2.9%
Amgen, Inc.*	550,000	33,253,000

Chemicals - 3.7%
Air Products & Chemicals, Inc.	520,000	31,356,000
Ecolab, Inc.	363,300	11,756,388

		43,112,388

Communications Technology - 3.0%
Cisco Systems, Inc.*	1,800,000	34,398,000

Computer — Services, Software & Systems - 2.3%
Microsoft Corp.	1,100,000	27,324,000

Computer Technology - 4.5%
Dell, Inc.*	850,000	33,583,500
Zebra Technologies Corp.*	420,000	18,391,800

		51,975,300

Consumer Products - 1.8%
Alberto-Culver Co.	470,000	20,365,100

Containers & Packaging — Metal & Glass - 0.7%
Aptargroup, Inc.	150,000	7,620,000

Diversified Financial Services - 2.7%
American Express Co.	600,000	31,938,000

Diversified Production - 4.8%
Dover Corp.	750,000	27,285,000
Pentair, Inc.	680,000	29,110,800

		56,395,800

EQUITY SECURITIES - 98.6%	Shares	Value
Chubb Corp.	150,000	12,841,500

Drug & Grocery Store Chains - 2.7%
Walgreen Co.	683,100	31,415,769

Drugs & Pharmaceuticals - 6.4%
Forest Laboratories, Inc.*	500,000	19,425,000
Johnson & Johnson	300,000	19,500,000
Pfizer, Inc.	1,300,000	35,854,000

		74,779,000

Electronic Equipment & Components - 3.4%
Emerson Electric Co.	350,000	21,920,500
Molex, Inc.	750,000	17,610,000

		39,530,500

Electronics — Medical Systems - 4.3%
Medtronic, Inc.	580,000	30,038,200
Varian Medical Systems, Inc.*	550,000	20,531,500

		50,569,700

Electronics — Semiconductors / Components - 3.8%
Intel Corp.	1,150,000	29,969,000
Microchip Technology, Inc.	500,000	14,810,000

		44,779,000

Financial Data Processing Services - 2.9%
First Data Corp.	250,000	10,035,000
Fiserv, Inc.*	550,000	23,622,500

		33,657,500

Foods - 2.8%
General Mills, Inc.	450,000	21,055,500
Performance Food Group Co.*	380,000	11,479,800

		32,535,300

Healthcare Facilities - 1.4%
Health Management Associates, Inc.	600,000	15,708,000

Healthcare Services - 2.8%
Express Scripts, Inc.*	640,000	31,987,200

Insurance — Multi-Line - 1.5%
Aflac, Inc.	400,000	17,312,000

Insurance — Property & Casualty - 1.1%
Chubb Corp.	150,000	12,841,500

EQUITY SECURITIES - 98.6%	Shares	Value
Investment Management Companies - 2.5%
SEI Investments Co.	770,000	28,759,500

Machinery — Industrial / Specialty - 2.7%
Illinois Tool Works, Inc.	400,000	31,872,000

Medical & Dental — Instruments & Supplies - 0.9%
Biomet, Inc.	300,000	10,392,000

Multi-Sector Companies - 1.7%
3M Co.	270,000	19,521,000

Office Furniture & Business Equipment - 1.8%
Lexmark International, Inc.*	330,000	21,393,900

Oil — Crude Producers - 3.6%
EOG Resources, Inc.	743,200	42,213,760

Retail - 13.2%
Bed Bath & Beyond, Inc.*	700,000	29,246,000
CDW Corp.	400,000	22,836,000
Costco Wholesale Corp.	550,000	24,651,000
Home Depot, Inc.	500,000	19,450,000
Kohl’s Corp.*	630,000	35,223,300
Staples, Inc.	1,050,000	22,386,000

		153,792,300

Securities Brokers & Services - 4.5%
A.G. Edwards, Inc.	650,000	29,347,500
Franklin Resources, Inc.	294,900	22,701,402

		52,048,902

Soaps & Household Chemicals - 1.7%
Colgate-Palmolive Co.	400,000	19,964,000

Utilities — Gas Distribution - 2.6%
Questar Corp.	462,600	30,485,340

Venture Capital - 0.2%

20/20 Gene Systems Inc., Warrants (strike price $0.1/share, expires 8/27/13) (b)(i)*	30,000	14,700
Chesapeake PERL, Inc.:
Common Warrants (strike price $2.00/share, expires 4/1/09) (b)(i)*	75,000	—
Series A-2 Preferred (b)(i)*	150,000	300,000
Cylex, Inc.:

EQUITY SECURITIES - 98.6%	Shares	Value
Common Warrants (strike price $.0412/share, expires 11/12/13) (b)(i)*	285,706	—
Series A-1 Preferred (b)(i)*	101,742	93,495
Series B Preferred (b)(i)*	787,268	211,775
Dragonfly Media LLC (b)(i)*	295,081	516,401
H2Gen Innovations, Inc.:
Common Stock (b)(i)*	2,077	—
Common Warrants (strike price $1.00/share, expires 10/31/13) (b)(i)*	27,025	—
Series A Preferred (b)(i)*	69,033	100,597
Series A Preferred Warrants (strike price $1.00/share, expires 1/1/12) (b)(i)*	1,104	—
Series B Preferred (b)(i)*	161,759	161,759
PowerZyme, Inc. Series D Preferred (b)(i)*	1,250,000	500,000

		1,898,727

Total Equity Securities (Cost $936,597,557)		1,147,609,986

	ADJUSTED
Limited Partnership Interest - 0.0%	BASIS
SEAF India International Growth Fund LLC (b)(i)*	$150,000	150,000

Total Limited Partnership Interest (Cost $150,000)		150,000

	PRINCIPAL
Corporate Bonds - 0.0%	AMOUNT
20/20 Gene Systems Inc., 8.00%, 9/1/05 (b)(i)	250,000	250,000

Total Corporate Bonds (Cost $250,000)		250,000

High Social Impact Investments - 0.6%
Calvert Social Investment Foundation Notes, 2.17%, 7/1/06 (b)(i)(r)	6,800,000	6,718,060

Total High Social Impact Investments (Cost $6,800,000)		6,718,060

U.S. Government Agencies and Instrumentalities - 0.7%
Federal Home Loan Bank Discount Notes, 7/1/05	8,300,000	8,300,000

Total U.S. Government Agencies and Instrumentalities (Cost $8,300,000)		8,300,000

Total Investments (Cost $952,097,557) - 99.9%		1,163,028,046
Other assets and liabilities, net - 0.1%		806,978

Net Assets - 100%		$1,163,835,024

*	Non-income producing security.

(b)	This security was valued by the Board of Trustees. See note A.

(i)	Restricted securites represent 0.8% of the net assets.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

EQUITY PORTFOLIO	AQUISITION
RESTRICTED SECURITIES	DATES	COST
20/20 Gene Systems, Inc.:
8.00%, 9/1/05	02/28/05	$250,000
Warrants (strike price $.01/share, expires 8/27/13)	08/29/03	14,700
Calvert Social Investment Foundation Notes, 2.17%, 7/1/06	07/01/03-07/01/04	6,800,000
Chesapeake PERL, Inc.:
Common Warrants (strike price $2.00/share, expires 4/1/09)	05/17/05	—
Series A-2 Preferred	07/30/04	300,000
Cylex, Inc.:
Common Warrants (strike price $.0412/share, expires 11/12/13)	06/30/04	13,525
Series A-1 Preferred	06/30/04	335,750
Series B Preferred	06/30/04	211,775
Dragonfly Media LLC	07/18/03-05/13/04	516,392
H2Gen Innovations, Inc.:
Common Stock	11/4/2004	—
Common Warrants (strike price $1.00/share, expires 10/31/13)	11/4/2004	—
Series A Preferred	11/4/2004	251,496
Series A Preferred Warrants (strike price $1.00/share, expires 1/1/12)	11/4/2004	—
Series B Preferred	10/21/04-10/27/04	161,759
PowerZyme, Inc., Series D Preferred	07/22/04	500,000
SEAF India International Growth Fund LLC	3/16/05-5/11/05	150,000
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT SOCIAL INVESTMENT FUND BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2005

	Principal
Corporate Bonds - 62.3%	Amount	Value
ACLC Business Loan Receivables Trust:
8.745%, 1/15/21 (e)	$999,938	$890,646
3.87%, 10/15/21 (e)(r)	831,331	768,932
Agfirst Farm Credit Bank, 7.30%, 10/14/49 (e)	2,000,000	2,116,600
Alliance Mortgage Investments, 10.62%, 6/1/10	500,000	500,000
APL Ltd., 8.00%, 1/15/24	275,000	288,750
Army Hawaii Family Housing Trust Certificates:
5.624%, 6/15/50 (e)	4,000,000	4,298,880
3.66%, 6/15/50 (e)(r)	5,000,000	5,000,000
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (e)	3,500,000	2,283,750
Atmos Energy Corp., 3.516%, 10/15/07 (r)	2,000,000	1,999,580
Autopista del Maipo Sociedad, 7.373%, 6/15/22 (e)	500,000	602,240
Banco Santander Chile, 3.72%, 12/9/09 (e)(r)	1,500,000	1,499,580
Bank One Issuance Trust, 3.27%, 10/15/08 (r)	3,000,000	3,001,171
BF Saul (REIT), 7.50%, 3/1/14	2,000,000	2,075,000
Brascan Corp., 7.125%, 6/15/12	2,160,000	2,432,873
Camp Pendleton and Quantico Military Housing LLC, 5.937%, 10/1/43 (e)	1,500,000	1,679,445
Cascade Christian Schools, 7.65%, 12/1/09	677,000	705,861
Chase Funding Mortgage Loan, 4.045%, 5/25/33	5,000,000	4,979,550
Chevy Chase Bank FSB, 6.875%, 12/1/13	500,000	521,875
CIT Group, Inc., 3.30%, 8/18/06 (r)	5,000,000	4,998,450
CNL Funding, Inc.:
7.721%, 8/25/09 (e)	1,303,770	1,347,284
Franchise Loan Trust Certificates, Interest only, 0.937%, 8/18/16 (e)(r)	6,522,257	258,868
Continental Cablevision Inc., 8.875%, 9/15/05	1,000,000	1,009,420
Convergys Corp., 4.875%, 12/15/09	1,500,000	1,462,295
Credit Suisse First Boston USA, Inc., 3.448%, 6/2/08 (r)	2,000,000	1,999,380
Crown Castle Towers LLC, 4.643%, 6/15/35 (e)	4,000,000	4,009,200
Deluxe Corp., 5.125%, 10/1/14	1,250,000	1,214,400
Dime Community Bancshares, Inc., 9.25%, 5/1/10 (e)	1,000,000	1,173,260
Duke Realty LP, 3.704%, 12/22/06 (r)	2,000,000	1,999,660
E*Trade Financial Corp., 8.00%, 6/15/11	500,000	527,500
Enterprise Mortgage Acceptance Co. LLC, Interest Only, 1.756%, 1/15/25 (e)(r)	6,416,695	274,057
First Republic Bank, 7.75%, 9/15/12	870,000	986,998
Global Signal Trust I, 3.711%, 1/15/34 (e)	1,432,208	1,402,231
Global Signal Trust II, 4.232%, 12/15/14 (e)	1,000,000	992,616
Goldman Sachs Group, Inc.:
3.778%, 6/28/10 (r)	6,000,000	6,005,124
6.345%, 2/15/34	2,000,000	2,179,820
Greater Bay Bancorp:
5.25%, 3/31/08	700,000	712,810
5.125%, 4/15/10 (e)	2,000,000	2,027,100
Hudson United Bancorp, 8.20%, 9/15/06	2,000,000	2,070,080
Huntington Bancshares, Inc., 3.56%, 12/1/05 (r)	1,000,000	1,000,566

	Principal
Corporate Bonds - 62.3%	Amount	Value
Impac CMB Trust:
3.584%, 5/25/35 (r)	4,960,514	4,965,921
3.58%, 8/25/35 (r)	3,000,000	3,000,000
Interpool Capital Trust, 9.875%, 2/15/27	1,620,000	1,620,000
Keycorp, 3.51%, 6/2/08 (r)	1,000,000	999,620
Kimco Realty Corp., 3.41%, 8/1/06 (r)	1,500,000	1,501,496
Kinder Morgan Energy Partners LP, 5.80%, 3/15/35	1,500,000	1,518,330
Lafarge North America, Inc., 6.375%, 7/15/05	2,154,000	2,155,314
Leucadia National Corp., 7.00%, 8/15/13	1,620,000	1,626,075
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	2,942,000	62,518
8.30%, 12/1/37 (e)(m)*	3,500,000	74,375
Masco Corp., 3.62%, 3/9/07 (e)(r)	3,000,000	3,006,594
MBNA Corp., 3.64%, 5/5/08	4,000,000	4,007,560
Meridian Funding Co. LLC:
3.611%, 4/15/09 (e)(r)	1,037,656	1,037,605
3.56%, 10/15/14 (e)(r)	5,000,000	4,999,670
Nationwide Health Properties, Inc.:
6.00%, 5/20/15	3,500,000	3,553,970
6.90%, 10/1/37	1,000,000	1,087,640
NYMAGIC, Inc., 6.50%, 3/15/14	500,000	493,429
Odyssey Re Holdings Corp., 6.875%, 5/1/15	1,500,000	1,541,160
Pacific Pilot Funding Ltd., 3.895%, 10/20/16 (e)(r)	997,978	993,494
Pedernales Electric Cooperative, 5.952%, 11/15/22 (e)	500,000	542,745
Pioneer Natural Resources Co., 5.875%, 7/15/16	2,000,000	2,011,800
Platinum Underwriters Finance, Inc., 7.50%, 6/1/17 (e)	500,000	512,130
Preferred Term Securities IX Ltd., 3.84%, 4/3/33 (e)(r)	1,000,000	1,002,510
Premium Asset Trust, 3.373%, 10/8/09 (e)(r)	5,000,000	5,000,190
PRICOA Global Funding I, 3.438%, 3/2/07 (e)(r)	3,000,000	3,002,760
Prudential Financial, Inc., 3.54%, 6/13/08 (r)	2,000,000	1,999,480
Prudential Holdings LLC, 7.245%, 12/18/23 (e)	1,000,000	1,223,650
RBS Capital Trust I, 4.29%, 9/29/49 (r)	4,200,000	4,215,036
Reed Elsevier Capital, Inc., 3.73%, 6/15/10 (r)	3,500,000	3,499,160
Small Business Administration, 5.038%, 3/10/15	1,000,000	1,017,205
Sociedad Concesionaria Autopista Central SA, 6.223%, 12/15/26 (e)	3,000,000	3,367,320
Sovereign Bancorp, Inc., 3.624%, 8/25/06 (r)	2,000,000	2,005,640
Sovereign Bank:
4.00%, 2/1/08	2,500,000	2,477,737
Lease Pass-Through Trust, 12.18%, 6/30/20 (e)	645,545	1,058,080
SPARCS Trust 99-1, Step Coupon, 0.00% to 4/15/19, 7.697% thereafter to 10/15/97 (e)	1,000,000	358,370
State Street Capital Trust II, 3.768%, 2/15/08 (r)	1,000,000	1,001,960
Sun Life Financial Global Funding LP, 3.629%, 7/6/10 (e)(r)	3,500,000	3,497,133
TIERS Trust, 8.45%, 12/1/17 (n)*	439,239	6,589
Toll Road Investors Partnership II LP:
Zero Coupon, 2/15/06 (e)	2,500,000	2,436,040
Zero Coupon, 2/15/45 (e)	39,750,000	4,870,170
United Energy Ltd., 6.00%, 11/1/05 (e)	1,000,000	1,005,380
VW Credit, Inc., 3.40%, 7/21/05 (e)(r)	3,500,000	3,499,573

	Principal
Corporate Bonds - 62.3%	Amount	Value
Washington Mutual, Inc., 3.58%, 3/20/08 (r)	5,000,000	5,000,665
Westfield Capital Corp Ltd., 3.51%, 11/2/07 (e)(r)	3,000,000	3,004,365

Total Corporate Bonds (Cost $171,311,053)		169,156,311

Taxable Municipal Obligations - 19.8%
Alameda California Corridor Transportation Authority Revenue Bonds, Zero Coupon, 10/1/06	2,290,000	2,175,546
California Statewide Communities Development Authority Revenue Bonds:
Zero Coupon, 6/1/10	1,415,000	1,148,895
Zero Coupon, 6/1/12	1,530,000	1,124,428
Zero Coupon, 6/1/13	1,585,000	1,106,916
Zero Coupon, 6/1/14	1,645,000	1,090,651
5.01%, 8/1/15	700,000	727,853
Denver Colorado City and County COPs, Zero Coupon, 12/15/16	2,000,000	1,160,380
Detroit Michigan COPs:
4.813%, 6/15/20	1,500,000	1,514,715
3.63%, 6/15/25 (r)	5,000,000	5,000,000
Detroit Michigan GO Bonds, 4.96%, 4/1/20	2,000,000	2,011,040
Educational Funding of the South, Inc. Revenue VRDNs, 3.28%, 12/1/35 (r)	500,000	500,000
Fairfield California Pension Obligation Revenue Bonds, 5.22%, 6/1/20	845,000	873,392
Howell Township New Jersey School District GO Bonds, 5.20%, 7/15/18	1,585,000	1,642,678
Indiana State Bond Bank Revenue Bonds:
5.27%, 1/15/18	1,000,000	1,038,590
5.32%, 1/15/19	1,865,000	1,935,609
Indianapolis Indiana Local Public Improvement Bond Bank Revenue Bonds, 5.05%, 1/15/18	2,000,000	2,062,600
Irwin Land LLC, 4.51%, 12/15/15	2,480,000	2,471,270
Long Beach California Bond Finance Authority Revenue Bonds, 4.90%, 8/1/17	1,715,000	1,747,877
Los Angeles California Community Redevelopment Agency Tax Allocation Bonds, 5.27%, 7/1/13	970,000	1,009,411
Montgomery Alabama GO Bonds, 4.94%, 4/1/17	880,000	903,936
Oklahoma City Oklahoma Airport Trust Revenue Bonds, 5.05%, 10/1/11	1,455,000	1,507,482
Oregon School Boards Association GO Bonds, Zero Coupon, 6/30/06	2,000,000	1,922,540
Oregon State School Boards Association GO Bonds, Zero Coupon, 6/30/18	1,195,000	641,751
Pembroke Pines Florida Communications Services Tax Revenue Bonds, 4.75%, 10/1/19	1,000,000	1,005,890
Philadelphia Pennsylvania School District GO Bonds:
5.09%, 7/1/20	1,000,000	1,015,670
5.31%, 7/1/25	1,500,000	1,551,765
San Francisco City and County California Redevelopment Financing Authority Revenue Bonds, 5.00%, 8/1/07	980,000	1,000,178
San Jose California Redevelopment Agency Tax Allocation Bonds, 5.10%, 8/1/20	2,485,000	2,526,052
Secaucus New Jersey Municipal Utilities Authority Revenue Bonds:
3.20%, 12/1/07	1,295,000	1,272,480
4.20%, 12/1/10	1,235,000	1,236,210

	Principal
Taxable Municipal Obligations - 19.8%	Amount	Value
South Carolina State Student Loan Corp. Revenue VRDNs:
3.30%, 6/1/34 (r)	1,900,000	1,900,000
3.19%, 6/1/34 (r)	3,000,000	3,000,000
Tennessee State School Bond Authority Revenue Bonds, 4.88%, 5/1/20	800,000	811,816
Texas Municipal Gas Corp., 2.60%, 7/1/07	1,170,000	1,152,649
Texas State Public Finance Authority Revenue Bonds, 9.00%, 12/1/06	1,534,000	1,605,224
Union Financial Services 1, Inc. VRDNs, 3.30%, 12/1/32 (r)	500,000	500,000

Total Taxable Municipal Obligations (Cost $52,901,123)		53,895,494

U.S. Government Agencies and Instrumentalities - 10.2%
Federal Home Loan Bank, 3.65%, 3/28/07	3,000,000	2,990,874
Federal Home Loan Bank Discount Notes, 7/1/05	21,600,000	21,600,000
Freddie Mac, 4.125%, 7/12/10	3,000,000	3,013,170

Total U.S. Government Agencies and Instrumentalities (Cost $27,596,418)		27,604,044

High Social Impact Investments - 0.4%
Calvert Social Investment Foundation Notes, 2.17%, 7/1/06 (b)(i)(r)	1,050,000	1,037,348

Total High Social Impact Investments (Cost $1,050,000)		1,037,348

Equity Securities - 5.9%	Shares
Conseco, Inc., Preferred	85,000	$2,337,500
JP Morgan Chase Capital IX, Preferred	140,000	3,547,600
Manitoba Telecom Services, Inc.	9,261	352,850
MFH Financial Trust I, Preferred (e)	20,000	1,980,000
Northern Borders Partners, LP	3,500	172,165
Roslyn Real Estate Asset Corp., Preferred	2	200,000
SLM Corp. Preferred	50,000	5,017,190
WoodBourne Pass-Through Trust, Preferred (e)	25	2,496,875

Total Equity Securities (Cost $15,640,148)		16,104,180

Total Investments (Cost $268,498,742) - 98.6%		267,797,377
Other assets and liabilities, net - 1.4%		3,705,064

Net Assets - 100%		$271,502,441

			Underlying
			Face	Unrealized
	# of	Expiration	Amount at	Appreciation
Futures	Contracts	Date	Value	(Depreciation)
Purchased:
2 Year U.S. Treasury Notes	5	9/05	$1,038,438	($2,118)
U.S. Treasury Bonds	42	9/05	4,987,500	67,181

Total Purchased				$65,063

Sold:

10 Year U.S. Treasury Notes	14	9/05	$1,588,563	$2,071

*	Non-income producing security.
(b) This security was valued by the Board of Trustees. See Note A
(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(i) Restricted securities represent 0.4% of net assets of the Portfolio.
(m) The Illinois Insurance Department prohibited Lumbermens from making interest payments. This security is no longer accruing interest.
(n) The Illinois Insurance Department prohibited Lumbermens from making interest payments.
This TIERS security is based on interest payments from Lumbermens. This security is no longer accruing interest.
(r) The coupon rate shown on floating or adjustable rate securites represents the rate at period end.
Abbreviations:
COPs: Certificates of Participation
FSB: Federal Savings Bank
GO: General Obligation
LLC: Limited Liability Corporation
LP: Limited Partnership
MFH: Multi-Family Housing
REIT: Real Estate Investment Trust
VRDN: Variable Rate Demand Notes

	AQUISITION
RESTRICTED SECURITIES	DATES	COST
Calvert Social Investment Foundation Notes, 2.17%, 7/1/06 (b)(i)(r)	7/1/2003	$1,050,000
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT SOCIAL INVESTMENT FUND BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2005

EQUITY SECURITIES - 61.8%	Shares	Value
Advertising Agencies - 0.0%
Omnicom Group, Inc.	20,600	$1,645,116

Aerospace - 0.1%
AAR Corp.*	18,300	287,493

Air Transportation - 0.3%
Expeditors International Washington, Inc.	6,150	306,331
FedEx Corp.	18,400	1,490,584

		1,796,915

Auto Parts — Original Equipment - 0.2%
Autoliv, Inc.	28,000	1,226,400

Banks — New York City - 1.5%
JP Morgan Chase Capital IX, Preferred	120,000	3,040,800
JP Morgan Chase & Co.	147,788	5,219,872

		8,260,672

Banks — Outside New York City - 4.0%
Bank of America Corp.	166,100	7,575,821
BB&T Corp.	7,900	315,763
First Republic Preferred Capital Corp., Preferred(e)	500	525,000
KeyCorp Ltd.	26,600	881,790
M&T Bank Corp.	20,500	2,155,780
National City Corp.	5,900	201,308
North Fork Bancorp, Inc.	7,950	223,316

EQUITY SECURITIES - 61.8%	Shares	Value
US Bancorp	103,000	3,007,600
Wachovia Corp.	97,800	4,850,880
Wells Fargo & Co.	44,600	2,746,468

		22,483,726

Biotechnology — Research & Production - 1.1%
Allos Therapeutics *	171,271	373,371
Amgen, Inc.*	60,350	3,648,761
Invitrogen Corp.*	26,600	2,215,514

		6,237,646

Building Materials - 0.2%
Masco Corp.	30,800	978,208

Chemicals - 0.6%
Airgas, Inc.	2,500	61,675
Praxair, Inc.	48,800	2,274,080
Sigma-Aldrich Corp.	16,700	935,868

		3,271,623

Communications & Media - 0.8%
Time Warner, Inc.*	276,500	4,620,315

Communications Technology - 1.6%
Cisco Systems, Inc.*	251,356	4,803,413
CommScope, Inc.*	84,000	1,462,440
Harris Corp.	50,400	1,572,984
Qualcomm, Inc.	30,800	1,016,708

		8,855,545

Computer — Services, Software & Systems - 2.6%
Adobe Systems, Inc.	99,800	2,856,276
Compuware Corp.*	52,800	379,632
Intuit, Inc.*	7,500	338,325
Microsoft Corp.	376,609	9,354,968
Symantec Corp.*	19,000	413,060
Trizetto Group, Inc.*	16,100	225,561
Veritas Software Corp.*	50,000	1,220,000

		14,787,822

Computer Technology - 2.9%
Apple Computer, Inc.*	16,700	614,727
Dell, Inc.*	179,200	7,080,192
EMC Corp.*	66,400	910,344
Hewlett-Packard Co.	31,400	738,214
International Business Machines Corp.	91,400	6,781,880
Western Digital Corp.*	30,000	402,600

EQUITY SECURITIES - 61.8%	Shares	Value
		16,527,957

Consumer Electronics - 0.4%
Yahoo!, Inc.*	71,200	2,467,080

Consumer Products - 1.3%
Alberto-Culver Co.	31,400	1,360,562
American Greetings Corp.	4,000	106,000
Gillette Co.	18,000	911,340
Kimberly-Clark Corp.	60,000	3,755,400
Toro Co.	32,700	1,262,547

		7,395,849

Containers & Packaging — Paper & Plastic - 0.0%
Sealed Air Corp.*	300	14,937

Cosmetics - 0.2%
Estee Lauder Co.’s, Inc.	32,500	1,271,725

Diversified Financial Services - 3.3%
American Express Co.	90,000	4,790,700
CIT Group, Inc.	5,600	240,632
Goldman Sachs Group, Inc.	46,800	4,774,536
MFH Financial Trust I, Preferred(e)	20,000	1,980,000
Roslyn Real Estate Asset Corp., Preferred	10	1,000,000
SLM Corp. Preferred	40,000	4,013,752
WoodBourne Pass-Through Trust, Preferred(e)	20	1,997,500

		18,797,120

Diversified Materials & Processing - 0.2%
American Standard Co.’s	9,000	377,280
Armor Holdings, Inc.*	12,200	483,242
Valhi, Inc.	4,900	85,750

		946,272

Diversified Production - 0.5%
Danaher Corp.	52,100	2,726,914
Dover Corp.	8,400	305,592

		3,032,506

Drug & Grocery Store Chains - 0.5%
Supervalu, Inc.	14,500	472,845
Walgreen Co.	54,400	2,501,856

		2,974,701

Drugs & Pharmaceuticals - 3.5%
Barr Pharmaceuticals, Inc.*	12,600	614,124

EQUITY SECURITIES - 61.8%	Shares	Value
Cardinal Health, Inc.	25,800	1,485,564
Johnson & Johnson	141,300	9,184,500
Medimmune, Inc.*	19,854	530,499
Pfizer, Inc.	298,600	8,235,388

		20,050,075

Electrical Equipment & Components - 0.1%
Molex, Inc.	26,900	700,476

Electronic Equipment & Components - 0.1%
Cooper Industries Ltd.	4,500	287,550

Electronics - 0.1%
Amphenol Corp.	11,250	451,913

Electronics — Medical Systems - 0.9%
Medtronic, Inc.	92,800	4,806,112

Electronics — Semiconductors / Components - 1.8%
Analog Devices, Inc.	34,200	1,276,002
Integrated Circuit Systems, Inc.*	9,100	187,824
Intel Corp.	271,900	7,085,714
Jabil Circuit, Inc.*	45,400	1,395,142
Texas Instruments, Inc.	19,200	538,944

		10,483,626

Energy Miscellaneous - 0.6%
Evergreen Solar, Inc.*	99,000	636,570
Veritas DGC, Inc.*	90,100	2,499,374

		3,135,944

Finance — Small Loan - 0.4%
SLM Corp.	42,100	2,138,680

Finance Companies - 0.1%
Capital One Financial Corp.	7,400	592,074

Financial Data Processing Services - 1.2%
Automatic Data Processing, Inc.	85,600	3,592,632
CompuCredit Corp.*	13,600	466,208
Deluxe Corp.	6,750	274,050
First Data Corp.	55,500	2,227,770
SunGard Data Systems, Inc.*	4,300	151,231

		6,711,891

Financial Miscellaneous - 1.4%
AMBAC Financial Group, Inc.	3,500	244,160

EQUITY SECURITIES - 61.8%	Shares	Value
Fannie Mae	38,700	2,260,080
Freddie Mac	9,600	626,208
MBNA Corp.	131,200	3,432,192
MGIC Investment Corp.	9,900	645,678
Nationwide Financial Services, Inc.	5,900	223,846
Providian Financial Corp.*	38,200	673,466

		8,105,630

Foods - 1.8%
General Mills, Inc.	30,800	1,441,132
Hershey Foods Corp.	28,900	1,794,690
Kellogg Co.	96,500	4,288,460
McCormick & Co., Inc.	16,400	535,952
Sysco Corp.	12,500	452,375
Wm. Wrigley Jr. Co.	20,300	1,397,452

		9,910,061

Forest Products - 0.3%
Weyerhaeuser Co.	23,400	1,489,410

Healthcare Facilities - 0.4%
Health Management Associates, Inc.	14,000	366,520
Laboratory Corp. of America Holdings, Inc.*	34,700	1,731,530

		2,098,050

Healthcare Management Services - 0.3%
Caremark Rx, Inc.*	22,900	1,019,508
IMS Health, Inc.	33,000	817,410

		1,836,918

Healthcare Services - 1.9%
Express Scripts, Inc.*	26,300	1,314,474
Lincare Holdings, Inc.*	8,500	347,140
McKesson Corp.	41,700	1,867,743
WellPoint, Inc.*	100,300	6,984,892

		10,514,249

Home Building - 1.5%
DR Horton, Inc.	13,000	488,930
KB Home	7,000	533,610
NVR, Inc.*	4,800	3,888,000
Pulte Homes, Inc.	44,900	3,782,825

		8,693,365

Household Equipment & Products - 0.5%
Black & Decker Corp.	33,000	2,965,050

EQUITY SECURITIES - 61.8%	Shares	Value
Identification Control & Filter Devices - 0.2%
Donaldson Co., Inc.	8,625	261,596
Parker Hannifin Corp.	12,800	793,728
Waters Corp.*	3,700	137,529

		1,192,853

Insurance — Life - 1.1%
Conseco, Inc.:
Preferred	80,500	2,213,750
Warrants (strike price $27.60/share, expires 9/10/08)*	3,161	10,431
Jefferson-Pilot Corp.	5,500	277,310
Phoenix Co.’s, Inc.	14,200	168,980
Principal Financial Group	54,200	2,270,980
Prudential Financial, Inc.	20,500	1,346,030

		6,287,481

Insurance — Multi-Line - 1.1%
Aflac, Inc.	19,900	861,272
Arthur J. Gallagher & Co.	8,500	230,605
Cigna Corp.	37,900	4,056,437
Hartford Financial Services Group, Inc.	7,800	583,284
Lincoln National Corp.	12,200	572,424
Safeco Corp.	3,200	173,888

		6,477,910

Insurance — Property & Casualty - 0.8%
21st Century Insurance Group	13,500	200,340
Chubb Corp.	21,500	1,840,615
Commerce Group, Inc.	22,500	1,397,475
Progressive Corp.	8,700	859,647

		4,298,077

Investment Management Companies - 0.0%
SEI Investments Co.	7,100	265,185

Leisure Time - 0.1%
Vail Resorts, Inc.*	24,700	694,070

Machinery — Construction & Handling - 0.2%
Terex Corp.*	30,200	1,189,880

Machinery — Industrial / Specialty - 0.6%
Illinois Tool Works, Inc.	42,600	3,394,368
Nordson Corp.	4,000	137,120

		3,531,488

Machinery — Oil Well Equipment & Services - 0.4%

EQUITY SECURITIES - 61.8%	Shares	Value
Cal Dive International, Inc.*	1,300	68,081
Cooper Cameron Corp.*	9,300	577,065
Smith International, Inc.	22,100	1,407,770

		2,052,916

Machinery — Specialty - 0.1%
Graco, Inc.	10,100	344,107

Medical & Dental — Instruments & Supplies - 0.8%
Beckman Coulter, Inc.	4,000	254,280
Becton Dickinson & Co.	51,400	2,696,958
Cytyc Corp.*	11,000	242,660
Dentsply International, Inc.	5,100	275,400
St. Jude Medical, Inc.*	3,800	165,718
Stryker Corp.	16,100	765,716

		4,400,732

Medical Services - 0.1%
Coventry Health Care, Inc.*	4,050	286,538

Multi-Sector Companies - 0.7%
3M Co.	54,400	3,933,120

Office Furniture & Business Equipment - 0.2%
Lexmark International, Inc.*	10,400	674,232
Xerox Corp.*	29,400	405,426

		1,079,658

Oil — Crude Producers - 2.6%
Cimarex Energy Co.*	13,200	513,612
EOG Resources, Inc.	123,900	7,037,520
Pioneer Natural Resources Co.	50,400	2,120,832
XTO Energy, Inc.	148,576	5,050,098

		14,722,062

Photography - 0.1%
Eastman Kodak Co.	24,800	665,880

Publishing — Miscellaneous - 0.6%
McGraw-Hill Co.’s, Inc.	76,100	3,367,425

Publishing — Newspapers - 0.0%
New York Times Co.	5,300	165,095

Radio & Television Broadcasters - 0.1%
Gray Television, Inc.	30,000	361,800

EQUITY SECURITIES - 61.8%	Shares	Value
Real Estate Investment Trust - 0.1%
Equity Office Properties Trust	20,800	688,480

Recreational Vehicles & Boats - 0.1%
Harley-Davidson, Inc.	7,300	362,080

Restaurants - 0.4%
CKE Restaurants, Inc.	43,500	605,520
Darden Restaurants, Inc.	43,900	1,447,822

		2,053,342

Retail - 3.8%
Barnes & Noble, Inc.*	13,300	516,040
Bed Bath & Beyond, Inc.*	47,300	1,976,194
Costco Wholesale Corp.	25,700	1,151,874
Dollar General Corp.	5,600	114,016
Dollar Tree Stores, Inc.*	7,100	170,400
Gaiam, Inc.*	12,500	87,000
Gap, Inc.	136,100	2,687,975
Home Depot, Inc.	126,150	4,907,235
Linens ‘N Things, Inc.*	11,000	260,260
Lowe’s Co.’s, Inc.	51,100	2,975,042
Nordstrom, Inc.	24,400	1,658,468
Ross Stores, Inc.	10,100	291,991
Saks, Inc.*	2,000	37,940
ShopKo Stores, Inc.*	400	9,724
Staples, Inc.	77,100	1,643,772
Target Corp.	52,500	2,856,525

		21,344,456

Savings & Loans - 1.0%
Downey Financial Corp.	25,300	1,851,960
Golden West Financial Corp.	21,800	1,403,484
Washington Mutual, Inc.	56,100	2,282,709

		5,538,153

Securities Brokers & Services - 0.4%
Charles Schwab Corp.	8,700	98,136
Franklin Resources, Inc.	31,400	2,417,172

		2,515,308

Services — Commercial - 0.1%
eBay, Inc.*	10,000	330,100
Manpower, Inc.	8,500	338,130

		668,230

Shoes - 0.1%

EQUITY SECURITIES - 61.8%	Shares	Value
Timberland Co.*	21,000	813,120

Soaps & Household Chemicals - 1.2%
Colgate-Palmolive Co.	3,500	174,685
Procter & Gamble Co.	129,900	6,852,225

		7,026,910

Transportation Miscellaneous - 0.1%
United Parcel Service, Inc., Class B	8,700	601,692

Utilities — Cable, Television, & Radio - 0.3%
Cablevision Systems Corp.*	4,300	138,460
Comcast Corp.*	58,400	1,792,880

		1,931,340

Utilities — Electrical - 0.7%
Black Hills Corp.	1,200	44,220
Cleco Corp.	40,400	871,428
Duquesne Light Holdings, Inc.	1,600	29,888
Hawaiian Electric Industries, Inc.	8,700	233,247
IDACORP, Inc.	19,900	609,537
NiSource, Inc.	16,100	398,153
OGE Energy Corp.	33,400	966,596
Sierra Pacific Resources Corp.*	34,300	427,035
Unisource Energy Corp.	6,000	184,500

		3,764,604

Utilities — Gas Distribution - 1.3%
Energen Corp.	26,000	911,300
Kinder Morgan, Inc.	41,700	3,469,440
Oneok, Inc.	88,200	2,879,730

		7,260,470

Utilities — Telecommunications - 2.0%
Bellsouth Corp.	206,100	5,476,077
Centennial Communications Corp.*	10,100	140,188
Manitoba Telecom Services, Inc.	9,310	354,717
Nextel Communications, Inc.*	9,000	290,790
SBC Communications, Inc.	211,800	5,030,250

		11,292,022

Venture Capital - 1.0%
Agraquest, Inc.:
Series B Preferred (b)(i)*	190,477	190,477
Series C Preferred (b)(i)*	124,615	124,615
Series H Preferred (b)(i)*	2,375,633	161,999
CFBanc Corp.(b)(i)*	27,000	374,806

EQUITY SECURITIES - 61.8%	Shares	Value
City Soft, Inc., Warrants:
(strike price $0.21/share, expires 05/15/12) (b)(i)*	189,375	—
(strike price $0.01/share, expires 10/15/12) (b)(i)*	118,360	—
(strike price $0.01/share, expires 10/15/12) (b)(i)*	887,700	—
(strike price $0.14/share, expires 10/15/12) (b)(i)*	118,359	—
(strike price $0.28/share, expires 10/15/12) (b)(i)*	118,359	—
(strike price $0.01/share, expires 2/28/13) (b)(i)*	29,590	—
(strike price $0.14/share, expires 2/28/13) (b)(i)*	29,590	—
(strike price $0.28/share, expires 2/28/13) (b)(i)*	29,590	—
(strike price $0.01/share, expires 5/31/13) (b)(i)*	29,590	—
(strike price $0.14/share, expires 5/31/13) (b)(i)*	29,590	—
(strike price $0.28/share, expires 5/31/13) (b)(i)*	29,590	—
(strike price $0.01/share, expires 8/31/13) (b)(i)*	35,372	—
(strike price $0.14/share, expires 8/31/13) (b)(i)*	35,372	—
(strike price $0.28/share, expires 8/31/13) (b)(i)*	35,372	—
(strike price $0.01/share, expires 9/4/13) (b)(i)*	250,000	—
(strike price $0.01/share, expires 9/4/13) (b)(i)*	335,955	—
(strike price $0.01/share, expires 9/4/13) (b)(i)*	23,127	—
(strike price $0.14/share, expires 9/4/13) (b)(i)*	23,127	—
(strike price $0.28/share, expires 9/4/13) (b)(i)*	23,128	—
(strike price $0.01/share, expires 11/30/13) (b)(i)*	35,372	—
(strike price $0.14/share, expires 11/30/13) (b)(i)*	35,372	—
(strike price $0.28/share, expires 11/30/13) (b)(i)*	35,372	—
Community Bank of the Bay (b)(i)*	4,000	94,042
Community Growth Fund	1,498,306	967,066
Distributed Energy Systems Corp.:
Common Stock*	21,000	88,410
Warrants (strike price $2.80/share, expires 12/17/06)*	551	777
Warrants (strike price $2.80/share, expires 12/17/06)*	1,652	2,329
Contingent Deferred Distribution:
Cash Tranche 2 (b)(i)*	11,022	9,618
Stock Tranche 2 (b)(i)*	146	512
Frans Healthy Helpings, Series B Convertible Preferred (b)(i)*	505,051	1
H2Gen Innovations, Inc.:
Common Stock (b)(i)*	2,077	—
Series A Preferred (b)(i)*	69,033	100,597
Series A Preferred, Warrants (strike price $1.00/share, expires 1/1/12) (b)(i)*	1,104	—
Series B Preferred (b)(i)*	161,759	161,759
Series B Preferred, Warrants (strike price $1.00/share, expires 10/31/13) (b)(i)*	27,025	—
Hayes Medical, Inc.(b)(i)*	1,666,665	245,098
Inflabloc Pharmaceuticals, Inc.(b)(i)*	625	1
Neighborhood Bancorp (b)(i)*	10,000	164,513
Pharmadigm, Inc. (b)(i)*	568	—
Plethora Technology, Inc.:
Series A, Preferred (a)(b)(i)*	821,047	697,890
Warrants (strike price $0.01/share, expires 4/29/15) (b)(i)*	72,000	—
ProFund International SA.:
Common (b)(i)*	7,500	—

EQUITY SECURITIES - 61.8%	Shares	Value
Preferred (b)(i)*	118,624	—
Seventh Generation, Inc. (b)(i)*	200,295	1,217,970
SMARTTHINKING, Inc.:
Series 1-A, Convertible Preferred (b)(i)*	104,297	159,398
Series 1-B, Convertible Preferred (b)(i)*	163,588	31,050
Series 1-B, Warrants (strike price $1.53/share, expires 10/20/05) (b)(i)*	32,726	—
Series 1-B, Warrants (strike price $0.01/share, expires 5/26/15) (b)(i)*	11,920	2,143
Wellspring International, Inc.:
Series A Preferred (b)(i)*	129,032	—
Series B Preferred (b)(i)*	108,267	—
Series C Preferred (b)(i)*	277,778	—
Series D Preferred (b)(i)*	380,953	—
Series E Preferred (b)(i)*	1,084,840	1
Warrants (strike price $0.01/share, exp. 8/15/12) (b)(i)*	23,148	—
Warrants (strike price $0.01/share, exp. 12/24/13) (b)(i)*	190,477	—
Warrants (strike price $0.01/share, exp. 2/10/14) (b)(i)*	42,295	—
Wild Planet Toys, Inc.:
Series B Preferred (b)(i)*	476,190	714,285
Series E Preferred (b)(i)*	129,089	193,634
Wind Harvest Co., Inc. Series A Preferred (b)(i)*	8,696	1

		5,702,992

Total Equity Securities (Cost $303,376,571)		349,730,178

	ADJUSTED
Limited Partnership Interest - 0.5%	BASIS	VALUE
Angels With Attitude I LLC (a)(b)(i)*	$200,000	146,111
Coastal Venture Partners (b)(i)*	186,494	107,817
Common Capital (b)(i)*	312,428	201,625
Environmental Private Equity Fund II (b)(i)*	29,089	51,072
First Analysis Private Equity Fund IV (b)(i)*	371,984	354,149
GEEMF Partners (a)(b)(i)*	185,003	151,224
Global Environment Emerging Markets Fund (b)(i)*	814,997	719,385
Hambrecht & Quist Environmental Technology Fund (b)(i)*	254,513	37,889
Infrastructure and Environmental Private Equity Fund III (b)(i)*	712,064	387,321
Labrador Ventures III (b)(i)*	370,293	99,534
Labrador Ventures IV (b)(i)*	758,911	311,438
Liberty Environmental Partners (a)(b)(i)*	256,090	—
Milepost Ventures (a)(b)(i)*	500,000	1
New Markets Growth Fund LLC (b)(i)*	150,000	127,821
Poland Partners (b)(i)*	—	78,168
Solstice Capital (b)(i)*	310,526	279,626
Ukraine Fund (b)(i)*	43,056	15,804
Utah Ventures (b)(i)*	867,581	—
Venture Strategy Partners (b)(i)*	206,057	15,695

Total Limited Partnership Interest (Cost $6,529,086)	3,084,680

	PRINCIPAL
Corporate Bonds - 26.3%	AMOUNT

ACLC Business Loan Receivables Trust:
8.745%, 1/15/21 (e)	999,938	890,646
3.87%, 10/15/21 (e)(r)	831,331	768,932
Agfirst Farm Credit Bank, 7.30%, 10/14/49 (e)	2,000,000	2,116,600
Alliance Mortgage Investments, 10.62%, 6/1/10	400,000	400,000
APL Ltd., 8.00%, 1/15/24	550,000	577,500
Army Hawaii Family Housing Trust Certificates:
3.66%, 6/15/50 (e)(r)	5,000,000	5,000,000
5.624%, 6/15/50 (e)	4,000,000	4,298,880
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (e)	5,250,000	3,425,625
Atmos Energy Corp., 3.516%, 10/15/07 (r)	2,000,000	1,999,580
Autopista del Maipo Sociedad, 7.373%, 6/15/22 (e)	750,000	903,360
Banco Santander Chile, 3.72%, 12/9/09 (e)(r)	1,500,000	1,499,580
Bank One Issuance Trust, 3.27%, 10/15/08 (r)	3,000,000	3,001,171
BF Saul (REIT), 7.50%, 3/1/14	2,000,000	2,075,000
Brascan Corp., 7.125%, 6/15/12	2,160,000	2,432,873
Camp Pendleton and Quantico Military Housing LLC, 5.937%, 10/1/43 (e)	1,500,000	1,679,445
Chase Funding Mortgage Loan, 4.045%, 5/25/33	5,000,000	4,979,550
Chevy Chase Bank FSB, 6.875%, 12/1/13	500,000	521,875
CIT Group, Inc., 3.30%, 8/18/06 (r)	5,000,000	4,998,450
City Soft, Inc.:
Convertible Notes I, 10.00%, 8/31/06 (b)(i)	297,877	74,469
Convertible Notes II, 10.00%, 8/31/06 (b)(i)	32,500	8,125
Convertible Notes III, 10.00%, 8/31/06 (b)(i)	25,000	25,000
Convertible Notes IV, 10.00%, 8/31/06 (b)(i)	25,000	25,000
CNL Funding, Inc.:
7.721%, 8/25/09 (e)	1,763,923	1,822,796
Franchise Loan Trust Certificates, Interest only, 0.937%, 8/18/16 (e)(r)	6,522,257	258,868
Convergys Corp., 4.875%, 12/15/09	1,500,000	1,462,295
Credit Suisse First Boston USA, Inc., 3.448%, 6/2/08 (r)	2,000,000	1,999,380
Crown Castle Towers LLC, 4.643%, 6/15/35 (e)	4,000,000	4,009,200
Deluxe Corp., 5.125%, 10/1/14	1,000,000	971,520
Dime Community Bancshares, Inc., 9.25%, 5/1/10 (e)	1,000,000	1,173,260
Duke Realty LP, 3.704%, 12/22/06 (r)	2,000,000	1,999,660
E*Trade Financial Corp., 8.00%, 6/15/11	1,000,000	1,055,000
Enterprise Mortgage Acceptance Co. LLC, Interest only, 1.04%, 1/15/25 (e)(r)	5,133,356	219,246
Evangelical Lutheran Good Samaritan Society Fund, 6.78%, 11/1/05	3,000,000	3,028,518
Global Signal.:
Trust I, 3.711%, 1/15/34 (e)	1,432,208	1,402,231
Trust II, 4.232%, 12/15/14 (e)	500,000	496,308
Goldman Sachs Group, Inc.:

	PRINCIPAL
Corporate Bonds - 26.3%	AMOUNT
3.538%, 3/2/10 (r)	1,300,000	1,301,846
3.778%, 6/28/10 (r)	3,000,000	3,002,562
6.345%, 2/15/34	2,250,000	2,452,298
Greater Bay Bancorp:
5.25%, 3/31/08	700,000	712,810
5.125%, 4/15/10 (e)	1,000,000	1,013,550
Hudson United Bancorp, 8.20%, 9/15/06	1,000,000	1,035,040
Huntington Bancshares, Inc., 3.58%, 12/1/05 (r)	1,000,000	1,000,566
Impac CMB Trust, 3.584%, 5/25/35 (r)	4,960,514	4,965,921
KDM Development Corp., 2.41%, 12/31/07 (b)(i)	746,900	701,351
Keycorp, 3.50%, 6/2/08 (r)	1,000,000	999,620
Kimco Realty Corp., 3.41%, 8/1/06 (r)	1,500,000	1,501,496
Kinder Morgan Energy Partners LP, 5.80%, 3/15/35	1,500,000	1,518,330
Lafarge North America, Inc., 6.375%, 7/15/05	1,500,000	1,500,915
Leucadia National Corp., 7.00%, 8/15/13	1,420,000	1,425,325
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	1,696,000	36,040
8.30%, 12/1/37 (e)(m)*	6,130,000	130,263
8.45%, 12/1/97 (e)(m)*	2,560,000	54,400
Masco Corp., 3.62%, 3/9/07 (e)(r)	2,000,000	2,004,396
MBNA Corp., 3.64%, 5/5/08	3,000,000	3,005,670
Meridian Funding Co. LLC:
3.611%, 4/15/09 (e)(r)	1,037,656	1,037,605
3.56%, 10/15/14 (e)(r)	3,000,000	2,999,802
Nationwide Health Properties, Inc.:
6.00%, 5/20/15	3,000,000	3,046,260
6.90%, 10/1/37	1,000,000	1,087,640
New York State Community Statutory Trust II, 7.26%, 12/28/31 (e)(r)	500,000	511,935
NYMAGIC, Inc., 6.50%, 3/15/14	500,000	493,429
Odyssey Re Holdings Corp., 6.875%, 5/1/15	1,500,000	1,541,160
Pacific Pilot Funding Ltd., 3.895%, 10/20/16 (e)(r)	997,978	993,494
Pedernales Electric Cooperative, 5.952%, 11/15/22 (e)	500,000	542,745
Pioneer Natural Resources Co., 5.875%, 7/15/16	2,000,000	2,011,800
Platinum Underwriters Finance, Inc., 7.50%, 6/1/17 (e)	500,000	512,130
Preferred Term Securities IX Ltd., 3.84%, 4/3/33 (e)(r)	1,000,000	1,002,510
Premium Asset Trust, 3.373%, 10/8/09 (e)(r)	5,000,000	5,000,190
PRICOA Global Funding I, 3.438%, 3/2/07 (e)(r)	2,000,000	2,001,840
Prudential Financial, Inc., 3.54%, 6/13/08 (r)	1,500,000	1,499,610
Prudential Holdings LLC, 7.245%, 12/18/23 (e)	1,000,000	1,223,650
RBS Capital Trust I, 4.29%, 9/29/49 (r)	3,450,000	3,462,351
Reed Elsevier Capital, Inc., 3.73%, 6/15/10 (r)	3,000,000	2,999,280
Small Business Administration, 5.038%, 3/10/15	1,000,000	1,017,205
Sociedad Concesionaria Autopista Central SA, 6.223%, 12/15/26 (e)	3,000,000	3,367,320
Sovereign Bancorp, Inc., 3.624%, 8/25/06 (r)	2,000,000	2,005,640
Sovereign Bank, 4.00%, 2/1/08	2,000,000	1,982,190
Sovereign Bank Lease Pass-Through Trust, 12.18%, 6/30/20 (e)	468,765	768,329
SPARCS Trust 99-1, Step Coupon, 0.00% to 4/15/19, 7.697% thereafter to 10/15/97 (e)	1,000,000	358,370
State Street Capital Trust II, 3.768%, 2/15/08 (r)	1,000,000	1,001,960

	PRINCIPAL
Corporate Bonds - 26.3%	AMOUNT
Sun Life Financial Global Funding LP, 3.671%, 7/6/10 (e)(r)	3,000,000	2,997,543
Toll Road Investors Partnership II LP, Zero Coupon, 2/15/45 (e)	22,500,000	2,756,700
United Energy Ltd., 6.00%, 11/1/05 (e)	1,000,000	1,005,380
VW Credit, Inc., 3.40%, 7/21/05 (e)(r)	3,500,000	3,499,573
Washington Mutual, Inc., 3.58%, 3/20/08 (r)	3,000,000	3,000,399
Westfield Capital Corp Ltd., 3.51%, 11/2/07 (e)(r)	3,000,000	3,004,365

Total Corporate Bonds (Cost $155,913,831)		148,694,747

U.S. Government Agencies and Instrumentalities - 3.3%
Federal Home Loan Bank, 3.65%, 3/28/07	2,000,000	1,993,916
Federal Home Loan Bank Discount Notes, 7/1/05	16,700,000	16,700,000

Total U.S. Government Agencies and Instrumentalities (Cost $18,700,000)		18,693,916

Municipal Obligations - 0.3%
Maryland State Economic Development Corp. Revenue Bonds, 8.625%, 10/1/19 (f)	3,750,000	1,639,837

Total Municipal Obligations (Cost $3,779,348)		1,639,837

Taxable Municipal Obligations - 5.8%

California Statewide Communities Development Authority Revenue Bonds, 5.01%, 8/1/15	635,000	660,267
Denver Colorado City and County COPs, Zero Coupon, 12/15/16	1,000,000	580,190
Detroit Michigan COPs:
4.813%, 6/15/20	1,500,000	1,514,715
3.63%, 6/15/25 (r)	3,000,000	3,000,000
Detroit Michigan GO Bonds, 4.96%, 4/1/20	1,500,000	1,508,280
Howell Township New Jersey School District GO Bonds, 5.10%, 7/15/17	1,505,000	1,560,038
Indiana State Bond Bank Revenue Bonds:
5.12%, 1/15/17	1,685,000	1,733,646
5.27%, 1/15/18	1,000,000	1,038,590

Indianapolis Indiana Local Public Improvement Bond Bank Revenue Bonds, 5.09%, 7/15/18	1,500,000	1,551,525
Long Beach California Bond Finance Authority Revenue Bonds, 4.80%, 8/1/16	1,545,000	1,572,887
Los Angeles California Community Redevelopment Agency Tax Allocation Bonds, 4.60%, 7/1/10	840,000	844,662
Montgomery Alabama GO Bonds, 4.94%, 4/1/17	700,000	719,040
New York State Sales Tax Asset Receivables Corp. Revenue Bonds, 4.06%, 10/15/10	4,000,000	3,968,240
Oregon School Boards Association GO Bonds, Zero Coupon, 6/30/06	2,000,000	1,922,540
Pembroke Pines Florida Communications Services Tax Revenue Bonds, 4.75%, 10/1/19	1,000,000	1,005,890

	PRINCIPAL
Taxable Municipal Obligations 5.8%	AMOUNT
Philadelphia Pennsylvania School District GO Bonds:
5.09%, 7/1/20	750,000	761,753
5.31%, 7/1/25	1,500,000	1,551,765
San Jose California Redevelopment Agency Tax Allocation Bonds, 5.46%, 8/1/35	1,000,000	1,017,490
Secaucus New Jersey Municipal Utilities Authority Revenue Bonds:
3.65%, 12/1/08	745,000	736,023
3.90%, 12/1/09	1,150,000	1,139,891
South Carolina State Student Loan Corp. Revenue Bonds, 3.30%, 6/1/34 (r)	1,000,000	1,000,000
Tennessee State School Bond Authority Revenue Bonds, 4.88%, 5/1/20	600,000	608,862
Texas Municipal Gas Corp. Revenue Bonds, 2.60%, 7/1/07	875,000	862,024
Texas State Public Finance Authority Revenue Bonds, 9.00%, 12/1/06	1,747,000	1,828,113

Total Taxable Municipal Obligations (Cost $32,251,324)		32,686,431

High Social Impact Investments - 0.9%
Calvert Social Investment Foundation Notes, 2.17%, 7/1/07 (b)(i)(r)	5,016,666	4,956,215

Total High Social Impact Investments (Cost $5,016,666)		4,956,215

Certificates of Deposit - 0.1%
Alternative Federal Credit Union, 1.50%, 11/30/05 (b)(k)	50,000	49,940
Blackfeet National Bank, 1.75%, 11/13/05 (b)(k)	92,000	91,871
First American Credit Union, 2.60%, 12/23/05 (b)(k)	92,000	91,807
Mission Area Federal Credit Union, 1.50%, 11/18/05 (b)(k)	50,000	49,940
ShoreBank & Trust Co., 2.55%, 12/6/05 (b)(k)	100,000	99,790

Total Certificates of Deposit (Cost $384,000)		383,348

TOTAL INVESTMENTS (Cost $525,950,826) - 99.0%		559,869,352
Other assets and liabilities, net - 1.0%		5,468,993

NET ASSETS - 100%		$565,338,345

			UNDERLYING	UNREALIZED
	# of	EXPIRATION	FACE AMOUNT	APPRECIATION/
FUTURES	CONTRACTS	DATE	AT VALUE	DEPRECIATION

Purchased:
U.S. Treasury Bonds	5	09/05	$593,750	$10,773
2 Year U.S. Treasury Notes	5	09/05	1,038,438	(2,118)
5 Year U.S. Treasury Notes	15	09/05	1,633,359	(4,556)

Total Purchased				$4,099

Sold:
10 Year U.S. Treasury Notes	33	09/05	3,744,494	$2,008

Total Sold				$2,008

(a) Affiliated Company
(b) This security was valued by the Board of Trustees. See note A.
(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f) Interest payments have been deferred until July 1, 2006. At June 30, 2004 accumulated deferred interest totaled $698,302 and includes interest accrued since and due on October 1, 2003.
(i) Restricted securities represent 2.4% of net assets of the Portfolio.
(k) These certificates of deposit are fully insured by agencies of the federal government.
(m) The Illinois Insurance Department prohibited Lumbermens from making interest payments. This security is no longer accruing interest.
(n) The Illinois Insurance Department prohibited Lumbermens from making interest payments.
This TIERS security is based in interest payments from Lumbermens. This security is no longer accruing interest
(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

*	Non-income producing security.
Abbreviations:
COPs: Certificates of Participation
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
REIT: Real Estate Investment Trust

BALANCED PORTFOLIO
RESTRICTED SECURITIES	ACQUISITION DATES	COST

Agraquest, Inc., Series B Preferred	02/26/97	$200,001
Agraquest, Inc., Series C Preferred	03/11/98 - 06/27/03	200,000
AgraQuest, Inc, Series H Preferred	05/25/2005	161,999
Angels With Attitude LLC	08/28/00 - 04/30/03	200,000
Calvert Social Investment Foundation Notes, 2.17%, 7/1/07	07/01/04	5,016,666
CFBanc Corp.	03/14/03	270,000
CitySoft Note I, 10.00%, 8/31/06	10/15/02	297,877
CitySoft Note II, 10.00%, 8/31/06	09/09/03	32,500
CitySoft Note III, 10.00%, 8/31/06	05/04/04	25,000
CitySoft Note IV, 10.00%, 8/31/06	03/11/05	25,000
City Soft, Inc., Warrants (strike price $0.21/share, expires 05/15/12)	11/22/02	—
City Soft, Inc., Warrants: (strike price $0.01/share, expires 10/15/12)	05/04/04	—
City Soft, Inc., Warrants: (strike price $0.01/share, expires 10/15/12)	11/22/02	—
City Soft, Inc., Warrants: (strike price $0.14/share, expires 10/15/12)	11/22/02	—
City Soft, Inc., Warrants: (strike price $0.28/share, expires 10/15/12)	11/22/02	—
City Soft, Inc., Warrants: (strike price $0.01/share, expires 02/28/13)	04/11/03	—
City Soft, Inc., Warrants: (strike price $0.14/share, expires 02/28/13)	04/11/03	—
City Soft, Inc., Warrants: (strike price $0.28/share, expires 02/28/13)	04/11/03	—
City Soft, Inc., Warrants: (strike price $0.01/share, expires 05/31/13)	07/15/03	—
City Soft, Inc., Warrants: (strike price $0.14/share, expires 05/31/13)	07/15/03	—
City Soft, Inc., Warrants: (strike price $0.28/share, expires 05/31/13)	07/15/03	—
City Soft, Inc., Warrants: (strike price $0.01/share, expires 08/31/13)	09/09/03	—
City Soft, Inc., Warrants: (strike price $0.14/share, expires 08/31/13)	09/09/03	—
City Soft, Inc., Warrants: (strike price $0.28/share, expires 08/31/13)	09/09/03	—
City Soft, Inc., Warrants: (strike price $0.01/share, expires 09/4/13)	03/11/05	—
City Soft, Inc., Warrants: (strike price $0.01/share, expires 09/4/13)	09/09/03	—
City Soft, Inc., Warrants: (strike price $0.01/share, expires 09/4/13)	05/04/04	—
City Soft, Inc., Warrants: (strike price $0.14/share, expires 09/4/13)	09/09/03	—
City Soft, Inc., Warrants: (strike price $0.28/share, expires 09/4/13)	09/09/03	—
City Soft, Inc., Warrants: (strike price $0.01/share, expires 11/30/13)	01/16/04	—
City Soft, Inc., Warrants: (strike price $0.14/share, expires 11/30/13)	01/16/04	—
City Soft, Inc., Warrants: (strike price $0.28/share, expires 11/30/13)	01/16/04	—
Coastal Venture Partners	06/07/96 - 06/22/00	186,494

Common Capital	02/15/01 - 12/13/04	312,428
Community Bank of the Bay	03/15/96	100,000

Distributed Energy Systems Corp, Contingent Deferred Distribution, Cash Tranche 2	01/06/04	11,022

Distributed Energy Systems Corp, Contingent Deferred Distribution, Stock Tranche 2	01/06/04	407
Environmental Private Equity Fund II	12/31/93 - 11/21/97	29,089
First Analysis Private Equity Fund IV	02/25/02 - 04/07/05	371,984
Frans Healthy Helpings, Series B Convertible Preferred	06/08/99	200,000
GEEMF Partners	02/28/97	185,003
Global Environment Emerging Markets Fund	01/14/94 - 12/01/95	814,997
H2Gen Innovations Common Stock	11/04/04	—
H2Gen Innovations, Inc., Series A Preferred	12/30/02	251,496
H2Gen Innovations, Inc., Series A Preferred, Warrants(strike price $1.00/share, expires 1/1/12)	11/07/02	—
H2Gen Innovations, Inc., Series B Preferred	11/06/03 - 10/21/04	161,759
H2Gen Innovations, Inc., Series B Preferred, Warrants(strike price $1.00/share, expires 10/31/13)	11/06/03 - 02/02/04	—

BALANCED PORTFOLIO
RESTRICTED SECURITIES	ACQUISITION DATES	COST

Hambrecht & Quist Environmental Technology Fund	08/11/89 - 08/10/94	254,513
Hayes Medical Services	01/31/97 - 07/22/99	500,000
Inflabloc	12/29/03	261,945
Infrastructure and Environmental Private Equity Fund III	04/16/97 - 02/12/01	712,064
KDM Development Corp., 2.41%, 12/31/07	11/03/99	701,893
Labrador Ventures III	08/11/98 - 04/02/01	370,293
Labrador Ventures IV	12/14/99 - 06/27/05	758,911
Liberty Environmental Partners	07/28/94 - 09/17/97	256,090
Milepost Ventures	05/27/98 - 04/23/02	500,000
Neighborhood Bancorp	06/25/97	100,000
New Markets Growth Fund LLC	01/08/03 - 06/20/05	150,000
Pharmadigm, Inc.	07/05/96 - 06/18/97	238,055
Plethora Technology Series A Preferred Stock	04/29/05 - 05/13/05	697,890
Plethora Technology Common Warrants 4/29/2015 $0.01	6/23/03 - 2/10/04	75,360
Poland Partners	04/13/94 - 07/23/01	—
ProFund International SA, Common	08/29/95 - 05/25/99	7,500
ProFund International SA, Preferred	01/12/96 - 09/09/03	118,624
Seventh Generation, Inc.	04/12/02 - 05/06/03	230,500
SMARTTHINKING, Inc., Series 1-A, Convertible Preferred	04/22/03 - 05/27/05	159,398
SMARTTHINKING, Inc., Series 1-B, Convertible Preferred	06/10/03	250,000
SMARTTHINKING, Inc., Series 1-B Preferred Warrants (strike price $1.53/share, expires 10/20/05)	06/10/03	—
SMARTTHINKING, Inc., Series 1-B Preferred Warrants (strike price $0.01, expires 5/26/2015)	05/27/05	—
Solstice Capital	06/26/01 - 05/18/05	310,526
Ukraine Fund	09/28/92 - 04/18/01	43,056
Utah Ventures	11/17/97 - 02/05/03	867,581
Venture Strategy Partners	08/21/98 - 02/26/03	206,058
Wellspring International, Inc., Series A Preferred	03/23/00	200,000
Wellspring International, Inc., Series B Preferred	11/28/00 - 06/22/01	274,997
Wellspring International, Inc., Series C Preferred	10/30/02 - 11/22/02	150,000
Wellspring International, Inc., Series D Preferred	02/10/04	114,286
Wellspring International, Inc., Series E Preferred	10/26/04	155,132
Wellspring International, Inc., Warrants(strike price $0.01/share, exp. 8/15/12)	08/16/02	11,900
Wellspring International, Inc., Warrants(strike price $0.01/share, exp. 12/24/13)	12/23/03	—
Wellspring International, Inc., Warrants(strike price $0.01/share, exp. 2/10/14)	09/01/04	—
Wild Planet Toys, Inc., Series B Preferred	07/12/94	200,000
Wild Planet Toys, Inc., Series E Preferred	04/09/98	180,725
Wind Harvest Co., Inc. Series A Preferred	05/16/94	100,000
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT SOCIAL INVESTMENT FUND MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2004

	PRINCIPAL
	AMOUNT	VALUE
U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 8.1%
Fannie Mae:
2.50%, 5/10/06	$1,000,000	$989,577
3.25%, 7/12/06	1,000,000	994,909
Fannie Mae Discount Notes, 3/31/06	1,000,000	974,141
Federal Farm Credit Bank Discount Notes, 8/16/05	1,000,000	997,355
Federal Home Loan Bank:
1.70%, 12/30/05	1,000,000	992,986
1.90%, 4/12/06	1,000,000	986,842
3.30%, 5/24/06	1,000,000	1,000,000
3.25%, 6/22/06	1,000,000	1,000,000
Federal Home Loan Bank Discount Notes, 6/2/06	1,000,000	967,800
Freddie Mac, 3.70%, 6/30/06	2,000,000	2,000,000
Freddie Mac Discount Notes:
12/13/05	1,000,000	987,006
5/30/06	1,000,000	967,856

Total U.S. Government Agencies and Instrumentalities (Cost $12,858,472)		12,858,472

DEPOSITORY RECEIPTS FOR U.S. GOVERNMENT GUARANTEED LOANS - 1.5%
Colson Services Corporation Loan Sets:
4.844%, 7/26/10 (c)(h)(r)	96,924	96,957
4.75%, 1/22/11 (c)(h)(r)	112,156	112,150
5.00%, 3/23/12 (c)(h)(r)	107,071	107,333
4.875%, 5/29/12 (c)(h)(r)	461,257	461,250
4.75%, 8/10/12 (c)(h)(r)	1,124,069	1,129,664
4.50%, 9/2/12 (c)(h)(r)	388,867	390,422

Total Depository Receipts For U.S. Government Guaranteed Loans (Cost $2,297,776)		2,297,776

VARIABLE RATE LOANS GUARANTEED BY AGENCIES OF THE U.S. GOVERNMENT - 0.0%
Loan pools, 2.65%, 3/1/07 (h)(r)	77,278	77,278

Total Variable Rate Loans Guaranteed By Agencies Of The U.S. Government (Cost $77,278)		77,278

	PRINCIPAL
	AMOUNT	VALUE
CERTIFICATES OF DEPOSIT - 0.6%
Bank of Cherokee County, 2.35%, 4/21/06 (k)	100,000	100,000
Broadway Federal Bank FSB, 1.90%, 9/15/05 (k)	100,000	100,000
Community Bank of the Bay, 2.18%, 10/7/05 (k)	100,000	100,000
Community Capital Bank, 2.60%, 1/20/06 (k)	100,000	100,000
Elk Horn Bank & Trust Co., 1.75%, 12/18/05 (k)	100,000	100,000
Family Savings Bank, 1.50%, 8/20/05 (k)	100,000	100,000
One United Bank, 1.80%, 9/19/05 (k)	100,000	100,000
Seaway National Bank, 2.35%, 1/27/06 (k)	100,000	100,000
Self Help Credit Union, 2.19%, 7/14/05 (k)	100,000	100,000

Total Certificates of Deposit (Cost $900,000)		900,000

TAXABLE VARIABLE RATE DEMAND NOTES - 88.9%
550 West 14th Place Revenue, 3.39%, 2/1/29, LOC: Harris Trust (r)	3,510,000	3,510,000
Akron Hardware Consultants, Inc., 3.39%, 11/1/22, LOC: FirstMerit Bank, C/LOC: FHLB (r)	1,535,000	1,535,000
Alabama State Incentives Financing Authority Revenue, 3.40%, 10/1/29, BPA: Wachovia Bank, AMBAC Insured (r)	4,100,000	4,100,000
American Healthcare Funding LLC:
3.33%, 5/1/27, LOC: Lasalle Bank (r)	1,000,000	1,000,000
3.33%, 3/1/29, LOC: Lasalle Bank (r)	3,239,000	3,239,000
Bank of America, 3.20%, 4/24/06 (r)	100,000	100,000
Berks County Pennsylvania IDA Revenue, 3.46%, 6/1/15, LOC: Wachovia Bank (r)	1,560,000	1,560,000
Bloomington Minnesota MFH Revenue, 3.33%, 11/15/32, LOC: Fannie Mae (r)	5,100,000	5,100,000
Bochasanwais Shree Akshar Purushottam Swaminarayan Sanstha, Inc., 3.44%, 6/1/21, LOC: Comercia Bank (r)	4,770,000	4,770,000
California State Pollution Control Financing Authority Revenue, 3.44%, 9/1/05, LOC: Wells Fargo Bank (r)	20,000	20,000
California Statewide Communities Development Authority MFH Revenue, 3.43%, 7/1/27, LOC: Bank of the West, C/LOC: CALSTRs (r)	80,000	80,000
California Statewide Communities Development Authority Revenue Bonds, 3.55%, 11/15/36, GIC: XL-Capital-Assurance, Inc. (r)	1,050,000	1,050,000
California Statewide Communities Development Authority Special Tax Revenue, 3.35%, 3/15/34, LOC: Fannie Mae (r)	3,050,000	3,050,000
Dunn Nursing Home, Inc., 3.34%, 2/1/24, LOC: Peoples Bank & Trust, C/LOC: FHLB (r)	4,745,000	4,745,000
Enclave at Lynn Haven LLC, 3.33%, 10/1/29, LOC: State Bank & Trust, C/LOC: FHLB (r)	3,595,000	3,595,000
Florida State Housing Finance Corp. MFH Revenue:
3.37%, 10/15/32, LOC: Fannie Mae (r)	2,285,000	2,285,000
3.37%, 10/15/32, LOC: Fannie Mae (r)	2,400,000	2,400,000
Grove City Church of the Nazarene, 3.39%, 2/1/24, LOC: National City Bank (r)	3,268,000	3,268,000
Heritage Funeral Services LLC, 3.47%, 2/1/18, LOC: Old National Bank, C/LOC: Northern Trust Co. (r)	760,000	760,000
Holland Board of Public Works Home Building Co., 3.47%, 11/1/22, LOC: Wells Fargo Bank (r)	190,000	190,000

	PRINCIPAL
TAXABLE VARIABLE RATE DEMAND NOTES - 88.9%	AMOUNT	VALUE
Jefferson County Kentucky Health Facilities Revenue, 3.44%, 12/1/25, LOC: Republic Bank & Trust, C/LOC: FHLB (r)	2,665,000	2,665,000
Kaneville Road Joint Venture, Inc., 3.39%, 11/1/32, LOC: First American Bank, C/LOC: FHLB (r)	3,640,000	3,640,000
Los Angeles California MFH Revenue, 3.35%, 12/15/34, LOC: Fannie Mae (r)	3,200,000	3,200,000
Main & Walton, Inc., 3.30%, 9/1/26, LOC: Waypoint Bank, C/LOC: FHLB (r)	4,085,000	4,085,000
Meriter Hospital, Inc., 3.38%, 12/1/16, LOC: U.S. Bank (r)	4,700,000	4,700,000
Milpitas California MFH Revenue, 3.32%, 8/15/33, LOC: Fannie Mae (r)	2,500,000	2,500,000
Milwaukee Wisconsin Redevelopment Authority Revenue, 3.42%, 8/1/20, LOC: Marshall & Ilsley Bank (r)	1,425,000	1,425,000
Montgomery Alabama Special Care Facilities Financing Authority Revenue, 3.34%, 7/1/17, LOC: Regions Bank (r)	395,000	395,000
Montgomery County Alabama Cancer Center LLC, 3.40%, 10/1/12, LOC: Wachovia Bank (r)	100,000	100,000
Montgomery New York Industrial Development Board Pollution Control Revenue, 3.49%, 5/1/25, LOC: FHLB (r)	1,875,000	1,875,000
Nevada State Housing Division Revenue, 3.30%, 4/15/35, LOC: Fannie Mae (r)	1,835,000	1,835,000
Osprey Management Co. LLC, 3.37%, 6/1/27, LOC: Wells Fargo Bank (r)	2,400,000	2,400,000
Peoploungers, Inc., 3.40%, 4/1/18, LOC: Bank of New Albany, C/LOC: FHLB (r)	3,300,000	3,300,000
Portage Indiana Economic Development Revenue, 3.59%, 3/1/20, LOC: FHLB (r)	1,110,000	1,110,000
Post Apartment Homes LP, 3.34%, 7/15/29, CA: Fannie Mae (r)	14,630,000	14,630,000
Racetrac Capital LLC, 3.37%, 9/1/20, LOC: Regions Bank (r)	5,400,000	5,400,000
San Joaquin Mariners Association LP, 3.42%, 7/1/29, LOC: Credit Suisse First Boston Corp. (r)	1,225,000	1,225,000
Schenectady County New York IDA Revenue, 3.39%, 11/1/10, LOC: Fleet National Bank (r)	4,015,000	4,015,000
Scottsboro Alabama Industrial Development Board Revenue, 3.33%, 10/1/10, LOC: Wachovia Bank (r)	910,000	910,000
Sea Island Co., 3.62%, 2/1/21, LOC: Columbus Bank & Trust (r)	2,105,000	2,105,000
Shawnee Kansas Private Activity Revenue, 3.30%, 12/1/12, LOC: JP Morgan Chase Bank (r)	300,000	300,000
Shelby County Tennessee Health Educational and Housing Facilities Board Revenue, 3.62%, 12/1/27, LOC: First Tennessee Bank (r)	1,600,000	1,600,000
Southeast Alabama Gas Distribution Revenue, 3.40%, 6/1/25, BPA: AmSouth Bank, AMBAC Insured (r)	6,060,000	6,060,000
Southern Indiana Investments Company Two LLC, 3.40%, 10/15/26, LOC: Old National Bank, C/LOC: FHLB (r)	2,080,000	2,080,000
Southern Orthopaedic Properties, 3.40%, 10/1/21, LOC: Columbus Bank & Trust (r)	1,700,000	1,700,000
St. Joseph County Indiana Economic Development Revenue:
3.64%, 6/1/27, LOC: FHLB (r)	270,000	270,000
3.64%, 6/1/27, LOC: FHLB (r)	160,000	160,000
St. Paul Minnesota Housing and Redevelopment Authority Revenue, 3.33%, 3/1/18, LOC: Dexia Credit Local (r)	1,530,000	1,530,000
St. Paul Minnesota Port Authority Revenue:
3.75%, 3/1/07, LOC: Dexia Credit Local (r)	145,000	145,000
3.55%, 3/1/21, LOC: Dexia Credit Local (r)	1,860,000	1,860,000
Suffolk County New York IDA Revenue, 2.30%, 12/15/07, LOC: JP Morgan Chase Bank (r)	1,515,000	1,515,000
Tucson Arizona Airport Authority, Inc. Revenue, 3.30%, 11/1/18, LOC: Bank of America (r)	1,680,000	1,680,000
Tyler Enterprises LLC, 3.34%, 10/1/22, LOC: Peoples Bank & Trust, C/LOC: FHLB (r)	4,655,000	4,655,000
Washington State Housing Finance Commission Revenue:
3.29%, 1/1/30, LOC: Wells Fargo Bank (r)	2,697,000	2,697,000
3.35%, 6/15/32, CA: Fannie Mae (r)	1,465,000	1,465,000
3.35%, 7/15/32, CA: Fannie Mae (r)	1,360,000	1,360,000

	PRINCIPAL
TAXABLE VARIABLE RATE DEMAND NOTES - 88.9%	AMOUNT	VALUE
3.35%, 7/15/34, LOC: Fannie Mae (r)	310,000	310,000
3.35%, 5/15/35, LOC: Fannie Mae (r)	785,000	785,000
3.34%, 5/1/37, LOC: Freddie Mac (r)	3,000,000	3,000,000

Total Taxable Variable Rate Demand Notes (Cost $141,044,000)		141,044,000

TAXABLE MUNICIPAL OBLIGATIONS - 0.6%
Dallas Texas GO Bonds, 3.24%, 2/15/06	1,000,000	1,000,000

Total Taxable Municipal Obligations (Cost $1,000,000)		1,000,000

TOTAL INVESTMENTS (Cost $158,177,526) - 99.7%		158,177,526
Other assets and liabilities, net - 0.3%		407,682

NET ASSETS - 100%		$158,585,208

(c) Colson Services Corporation is the collection and transfer agent for certain U.S. Government guaranteed variable rate loans. Each depository receipt pertains to a set, grouped by interest rate, of these loans.
(h) Represents rate in effect at June 30, 2005, after regularly scheduled adjustments on such date. Interestrates adjust generally at the beginning of the month, calendar quarter, or semiannually based on prime plus contracted adjustments. As of June 30, 2005, the prime rate was 6.25%.
(k) These certificates of deposit are fully insured by agencies of the federal government.
(r) The coupon rate shown on floating or adjustable rate securites represents the rate at period end.
Explanation of Guarantees:
BPA: Bond Purchase Agreement
CA: Collateral Agreement
C/LOC: Confirming Letter of Credit
GIC: Guaranteed Investment Contract
LOC: Letter of Credit
Abbreviations:
AMBAC: American Municipal Bond Assurance Corp.
FHLB: Federal Home Loan Bank
FSB: Federal Savings Bank
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
MFH: Multi-Family Housing
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: The Calvert Social Investment Fund (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with eight separate portfolios, five of which are reported herein: Money Market, Balanced, Bond, Equity, and Enhanced Equity. Money Market, Balanced, Equity and Enhanced Equity are registered as diversified portfolios. Bond is registered as a non-diversified portfolio. Money Market shares are sold without a sales charge. Balanced, Bond, Equity, and Enhanced Equity have Class A, Class B, Class C, and Class I shares. Class A shares are sold with a maximum front-end sales charge of 4.75% (3.75% for Bond). Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges and (c) class-specific voting rights.
On January 21, 2005, the net assets of the Delaware Social Awareness Fund merged into the Calvert Social Investment Fund’s Equity Portfolio. The merger was accomplished by a tax-free exchange of 541,818 Class A, 637,378 Class B, 239,520 Class C, and 9,307 Class I shares of the Equity Portfolio (valued at $17,977,848, $19,750,182, $6,931,681, and $316,729 respectively) for 1,685,375 Class A, 1,971,291 Class B, 691,550 Class C, and 29,075 Class I shares of the Social Awareness Fund outstanding at January 21, 2005. The Social Awareness Fund’s net assets as of January 21, 2005, including $10,927,963 of unrealized appreciation and $299,852 of net realized gain, were combined with those of the Equity Portfolio.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Short-term notes are stated at amortized cost, which approximates fair value. Municipal securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Foreign securities are valued based on quotations from the principle market in which such securities are normally traded. If events occur after the close of the principle market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. All securities held by Money Market are valued at amortized cost which approximates fair value in accordance with Rule 2a-7 of the Investment Company Act of 1940. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Trustees.
In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.
The following securities were fair valued in good faith under the direction of the Board of Trustees as of June 30, 2005:

	Total Investments	% of Net Assets
Balanced	$13,902,598	2.5%
Bond	1,037,348	0.4%
Equity	9,016,787	0.8%
Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
Options: The Fund may write or purchase option securities. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium. Risks from writing or purchasing option securities arise from possible illiquidity of the options market and the movement in the value of the investment or in interest rates. The risk associated with purchasing options is limited to the premium originally paid.
Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms.
Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Schedules of Investments.
Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.
Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included in the net realized and unrealized gain or loss on securities.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly by Money Market. Dividends from net investment income are paid monthly by Bond, quarterly by Balanced and annually by Equity and Enhanced Equity. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.
Redemption Fees: The Balanced, Bond, Equity, and Enhanced Equity Portfolios charge a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Portfolio (within five days for all Class I shares). The redemption fee is paid to the

Portfolio and is accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Portfolio.
Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s and transfer agent’s fees are paid indirectly by credits earned on each Portfolio’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement is an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Money Market Insurance: The Money Market Portfolio has obtained private insurance that partially protects it against default of principal or interest payments on the instruments it holds. U.S. government securities held by the Portfolio are excluded from this coverage. Coverage under the policy is subject to certain conditions and may not be renewable upon expiration. While the policy is intended to provide some protection against credit risk and to help the fund maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so.
NOTE B — TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at June 30, 2005, and net realized capital loss carryforwards as of September 30, 2004 with expiration dates:

	Money Market	Balanced	Bond

Federal income tax cost of investments	$158,177,526	$530,503,590	$268,504,560

Unrealized appreciation	—	55,597,606	4,230,204

Unrealized depreciation	—	26,231,844	4,937,387

Net unrealized appreciation/ (depreciation)	—	29,365,762	(707,183)

	Equity	Enhanced Equity

Federal income tax cost of investments	$952,126,414	$65,201,980

Unrealized appreciation	234,695,193	11,696,199

Unrealized depreciation	23,793,561	3,567,821

Net unrealized appreciation/ (depreciation)	210,901,632	8,128,378
Capital Loss Carryforwards

Expiration Date	Money Market	Balanced	Equity	Enhanced Equity
30-Sep-08	$41,585	—	—	—
30-Sep-10	14,601	$150,980	—	$1,258,141
30-Sep-11	6,847	54,896,621	$1,994,891	1,425,140
30-Sep-12	—	—	5,044,186	57,974

	$63,033	$55,047,601	$7,039,077	$2,741,255

Capital losses may be utilized to offset current and future capital gains until expiration.
NOTE C — AFFILIATED COMPANIES
An affiliated company is a company in which the Portfolios have a direct or indirect ownership of, control of, or voting power over 5 percent or more of the outstanding voting shares.
Affiliated companies of the Balanced Portfolio are as follows:

AFFILIATES	COST	VALUE
Angels With Attitude LP	$200,000	$146,111
GEEMF Partners LP	185,003	151,224
Liberty Environmental Partners LP	256,090	—
Milepost Ventures LP	500,000	1
Plethora Technology, Inc.	697,890	697,890

TOTALS	$1,838,983	$995,226
NOTE D — OTHER
The Balanced Portfolio filed a complaint in the United States District Court on December 19, 2002, against a former SubAdvisor seeking damages in connection with a security purchase. On December 16, 2003, the Court awarded Summary Judgment in the Plaintiff’s favor, and ordered the Defendant named in the complaint to pay the Plaintiff, the Balanced Portfolio, compensatory damages in the amount of $1.2 million plus interest. Upon the Defendant’s exhaustion of available appeals and after obtaining reasonable assurance regarding the certainty of collection of principal, the Portfolio recorded the $1.2 million judgment on April 29, 2005. Subsequently, the principal and partial interest was collected by the Portfolio.
In connection with certain venture capital investments, the Balanced and Equity Portfolios are committed to future capital calls, which will increase the Portfolios’ investment in these securities. The aggregate amount of the future capital commitments totals $1,150,000 and $350,000 for the Balanced and Equity Portfolios, respectively, at June 30, 2005.

CALVERT AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2005

MUTUAL FUNDS - 100.0%	SHARES	VALUE

Calvert Impact Fund, Inc.:
Calvert Large Cap Growth Fund, Class I *	1,809	$50,000
Calvert Mid Cap Value Fund, Class I *	2,365	40,000
Calvert Small Cap Value Fund, Class I *	3,829	60,000
Calvert Social Index Series, Inc.:
Calvert Social Index Fund, Class I	7,266	80,000
Calvert Social Investment Fund.:
Bond Portfolio, Class I	6,127	100,000
Enhanced Equity Portfolio, Class I *	6,619	120,000
Equity Portfolio, Class I *	5,639	200,000
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I *	1,233	30,000
International Equity Fund, Class I	13,437	260,000
The Calvert Fund.:
Calvert New Vision Small Cap Fund, Class I *	3,160	60,000

Total Mutual Funds (Cost $1,000,000)	1,000,000

TOTAL INVESTMENTS (Cost $1,000,000) - 100.0%	1,000,000
Other assets and liabilities, net - 0.0%	—

NET ASSETS - 100%	$1,000,000

*	Non-income producing security.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT MODERATE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2005

MUTUAL FUNDS - 97.1%	Shares	Value

Calvert Impact Fund, Inc.:
Calvert Large Cap Growth Fund, Class I *	3,088	$85,345
Calvert Mid Cap Value Fund, Class I *	648	10,966
Calvert Small Cap Value Fund, Class I *	4,705	73,730
Calvert Social Index Series, Inc.:
Calvert Social Index Fund, Class I	49,591	546,000
Calvert Social Investment Fund.:
Bond Portfolio, Class I	77,406	1,263,263
Enhanced Equity Portfolio, Class I *	30,102	545,749
Equity Portfolio, Class I *	6,204	220,058
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I *	4,459	108,539
International Equity Fund, Class I	36,185	700,181
The Calvert Fund.:
Calvert New Vision Small Cap Fund, Class I *	4,057	77,044

		3,630,875

Total Mutual Funds (Cost $3,595,592)		3,630,875

TOTAL INVESTMENTS (Cost $3,595,592) - 97.1%		3,630,875
Other assets and liabilities, net - 2.9%		106,916

NET ASSETS - 100%		$3,737,791

*	Non-income producing security.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2005

MUTUAL FUNDS - 97.6%	Shares	Value

Calvert Impact Fund, Inc.:
Calvert Mid Cap Value Fund, Class I*	826	$13,961
Calvert Social Index Series, Inc.:
Calvert Social Index Fund, Class I	12,939	142,462
Calvert Social Investment Fund:
Bond Portfolio, Class I	64,043	1,045,184
Enhanced Equity Portfolio, Class I*	5,492	99,564
Equity Portfolio, Class I*	1,426	50,583
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I*	1,241	30,201
International Equity Fund, Class I	6,484	125,462

Total Mutual Funds (Cost $1,488,410)		1,507,417

TOTAL INVESTMENTS (Cost $1,488,410) - 97.6%		1,507,417
Other assets and liabilities, net - 2.4%		36,989

Net Assets - 100%		$1,544,406

*	Non-income producing security.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: The Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund, and Calvert Aggressive Allocation Fund (the “Funds”), each a series of the Calvert Social Investment Fund are registered under the Investment Company Act of 1940 as non-diversified, open-end management investment companies. The operations of each series are accounted for separately. The Calvert Conservative Allocation Fund and Calvert Moderate Allocation Fund commenced operations on April 29, 2005. The Calvert Aggressive Allocation Fund commenced operations on June 30, 2005. The Funds invest primarily in a combination of other Calvert equity and fixed income funds (the “Underlying Funds”). Each Fund offers Class A and Class C shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class C shares have higher levels of expenses than Class A shares. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges and (c) class-specific voting rights.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Investments in the Underlying Funds are valued at their net asset value each business day. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Trustees.
In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.
At June 30, 2005, no securities were fair valued under the direction of the Board of Trustees.
Security Transactions and Net Investment Income: Security transactions, normally shares of the Underlying Funds, are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Each Fund will indirectly bear its pro rata share of operating expenses incurred by the Underlying Funds. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid quarterly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.
Redemption Fees: The Funds charge a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund. The redemption fee is paid to the Fund and is accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.
Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s and transfer agent’s fees are paid indirectly by credits earned on each Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement is an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
NOTE B — TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at June 30, 2005:

	Conservative	Moderate	Aggressive

Federal income tax cost of investments	$1,488,410	$3,595,672	$1,000,000

Unrealized appreciation	19,016	35,203	—

Unrealized depreciation	9	—	—

Net unrealized appreciation/ (depreciation)	19,007	35,203	—

Item 2. Controls and Procedures.
(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
     Filed herewith.

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT SOCIAL INVESTMENT FUND

By:	/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
Senior Vice President – Principal Executive Officer

Date:	August 25, 2005
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ D. Wayne Silby
D. Wayne Silby
President – Principal Executive Officer

Date:	August 25, 2005

/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
Senior Vice President – Principal Executive Officer

Date:	August 25, 2005

/s/ Ronald M. Wolfsheimer
Ronald M. Wolfsheimer
Treasurer — Principal Financial Officer

Date:	August 26, 2005